Operating Segment (Tables)	6 Months Ended
Jul. 31, 2020
Operating Segment
Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Total segment revenue	38,202	47,809
Intersegment eliminations	(3,638)	(5,715)
Total external revenue	34,564	42,094

Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income

Management meets on a monthly basis to assess the performance of each segment. Net operating profit does not include non- operating revenue and expenses such as dividends, fair value gains and losses.

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Adjusted EBITDA	(1,313)	(9,758)
Other reconciling items	(17,100)	(18,210)
Income tax expense	(41)	(761)
Total net loss after tax	(18,454)	(28,729)

Disclosure of Detailed Information About Geographical Information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

New Zealand	13,644	14,876
Australia	7,600	9,825
United States	12,998	17,079
Europe	322	314
	34,564	42,094

Disclosure of Detailed Information About Segment Performance

Segment performance

	Retail NZ $000’s	Wholesale NZ $000’s	e-commerce NZ $000’s	Unallocated NZ $000’s	Total NZ $000’s
For the 6 months ended 31 July 2020
Revenue from external customers	14,863	2,735	16,966	-	34,564
	14,863	2,735	16,966	-	34,564
Cost of sales	(6,701)	(2,071)	(11,280)	(375)	(20,427)
Gross margin	8,162	664	5,686	(375)	14,137
Other segment expenses*	(7,577)	(551)	(6,001)	-	(14,129)
Unallocated expenses
Administrative expenses	-	-	-	(403)	(403)
Corporate expenses	-	-	-	(3,957)	(3,957)
Other income	-	-	-	3,162	3,162
Rent concessions received	-	-	-	722	722
Other foreign exchange loss	-	-	-	(845)	(845)
Adjusted EBITDA	585	113	(315)	(1,696)	(1,313)
Brand transition, restructure and transaction expenses	-	-	-	(8,326)	(8,326)
Finance expense	-	-	-	(4,158)	(4,158)
Impairment expense	-	-	-	(2,815)	(2,815)
Depreciation and amortisation	-	-	-	(4,560)	(4,560)
Unrealised foreign exchange gain/(loss)	-	-	-	2,759	2,759
Profit/(loss) after income tax	585	113	(315)	(18,796)	(18,413)
Income tax expense	-	-	-	(41)	(41)
Profit/(loss) after income tax	585	113	(315)	(18,837)	(18,454)

* Other segment expenses relate to brand management expenses and some corporate expenses.

	Retail NZ $000’s	Wholesale NZ $000’s	e-commerce NZ $000’s	Unallocated NZ $000’s	Total NZ $000’s
For the 6 months ended 31 July 2019
Revenue from external customers	19,000	8,414	14,680	-	42,094
	19,000	8,414	14,680	-	42,094
Cost of sales	(9,827)	(5,869)	(10,417)	(2,016)	(28,129)
Gross margin	9,173	2,545	4,263	(2,016)	13,965
Other segment expenses*	(7,646)	(3,365)	(6,169)	-	(17,180)
Unallocated expenses
Administrative expenses	-	-	-	(558)	(558)
Corporate expenses	-	-	-	(5,656)	(5,656)
Other foreign exchange loss	-	-	-	(329)	(329)
Adjusted EBITDA	1,527	(820)	(1,906)	(8,559)	(9,758)
Brand transition, restructure and transaction expenses	-	-	-	(5,846)	(5,846)
Finance expense	-	-	-	(2,230)	(2,230)
Impairment expense	-	-	-	(6,849)	(6,849)
Depreciation and amortisation	-	-	-	(4,567)	(4,567)
Fair value gain on foreign exchange contracts	-	-	-	729	729
Unrealised foreign exchange gain/(loss)	-	-	-	553	553
Profit/(loss) after income tax	1,527	(820)	(1,906)	(26,769)	(27,968)
Income tax expense	-	-	-	(761)	(761)
Profit/(loss) after income tax	1,527	(820)	(1,906)	(27,530)	(28,729)

* Other segment expenses relate to brand management expenses and some corporate expenses.